GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99(2)(s)(2)

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2024-RPL4
Start - End Dates:	8/2/2016 - 10/24/2018
Deal Loan Count:	8
Report Run Date:	6/14/2024 5:19 PM

Conditions Report 2.0

Loans in Report:	8
Loans with Conditions:	7

13 - Total Active Conditions
1 - Material Conditions
1 - Compliance Review Scope
1 - Category: Documentation
12 - Non-Material Conditions
12 - Compliance Review Scope
2 - Category: Compliance Manual
5 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
2 - Category: RESPA
2 - Category: Right of Rescission
2 - Total Satisfied Conditions

2 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: RESPA
0 - Total Waived Conditions

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2024-RPL4
Start - End Dates:	8/2/2016 - 10/24/2018
Deal Loan Count:	8
Report Run Date:	6/14/2024 5:19 PM

Conditions Report 2.0

Loans in Report:	8
Loans with Conditions:	7

Redacted Loan ID	Loan Number	GS ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Loan Status
5BE8BC64-BD56-478D-8BAA-854875F72084	XXXXXX	XXXXXX	XXXXXX	NC	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	Compliance Manual	Active	B	B	B	B	CMPMAN2952	Missing Servicing Disclosure	No	Per GS Scope Servicing disclosure provided within 3 days of application is missing.	(No Data)	(No Data)	(No Data)	(No Data)	Complete
5BE8BC64-BD56-478D-8BAA-854875F72084	XXXXXX	XXXXXX	XXXXXX	NC	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	Compliance Manual	Active	B	B	B	B	CMPMAN2956	Missing disclosure	No	Missing Disclosure Right to Receive Copy of Appraisal within 3 days of application.	(No Data)	(No Data)	(No Data)	(No Data)	Complete
5BE8BC64-BD56-478D-8BAA-854875F72084	XXXXXX	XXXXXX	XXXXXX	NC	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	Federal Consumer Protection	Active	B	B	B	B	CMPFDCP314	TILA - Final TIL not dated, unable to confirm timely delivery	No	Final TIL is not hand dated by the borrower, unable to confirm timely delivery.	(No Data)	(No Data)	(No Data)	(No Data)	Complete
5BE8BC64-BD56-478D-8BAA-854875F72084	XXXXXX	XXXXXX	XXXXXX	NC	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	Federal Consumer Protection	Active	B	B	B	B	CMPFDCP305	TILA - TIL discl. not made within 3 days of application	No	TIL dated XXX not provided within 3 days of application date XXX.	(No Data)	(No Data)	(No Data)	(No Data)	Complete
5BE8BC64-BD56-478D-8BAA-854875F72084	XXXXXX	XXXXXX	XXXXXX	NC	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	Federal Consumer Protection	Active	B	B	B	B	CMPFDCP847	TILA - ARM Loan Program Disclosure after 3 days from application	No	ARM loan program disclosure dated XXX was not provided within 3 days of application date XXX.	(No Data)	(No Data)	(No Data)	(No Data)	Complete
5BE8BC64-BD56-478D-8BAA-854875F72084	XXXXXX	XXXXXX	XXXXXX	NC	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	RESPA	Active	B	B	B	B	CMPRESPA3026	RESPA - Issue with the Affiliated Business Disclosure	No	Per GS Scope missing Affiliated Business disclosure executed and provided within 3 days of application.	(No Data)	(No Data)	(No Data)	(No Data)	Complete
5BE8BC64-BD56-478D-8BAA-854875F72084	XXXXXX	XXXXXX	XXXXXX	NC	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	RESPA	Active	B	B	B	B	CMPRESPA845	RESPA - GFE given after 3 days from application	No	GFE dated XXX not provided within 3 days of application date XXX.	(No Data)	(No Data)	(No Data)	(No Data)	Complete
AC7351CE-F38C-4CF6-BD1D-895DAC03B4F2	XXXXXX	XXXXXX	XXXXXX	IL	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	Federal Consumer Protection	Active	B	B	B	B	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	No	The legal documents (or application) reflect no middle name or middle initial for the loan officer, the NMLS registry reflects a middle initial.	(No Data)	(No Data)	(No Data)	Not Applicable	Complete
27D74FA8-4915-4250-9C7F-3172C9CF1670	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor	QM: GSE Temporary - QM/SH	C	C	C	C	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	C	A	C	A	CMPATRQM3084	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Lender did not provide an ATR/QM status determination.	No	Loan subject to Ability to Repay/Qualified Mortgage rule; Lender did not provide an ATR/QM status determination.	5/23/17 - status provided as QM/XXX	5/23/17 - satisfied.	(No Data)	Not Applicable	Complete
27D74FA8-4915-4250-9C7F-3172C9CF1670	XXXXXX	XXXXXX	XXXXXX	TX	QM: Safe Harbor	QM: GSE Temporary - QM/SH	C	C	C	C	Compliance	Documentation	Active	C	C	C	C	CMPDOC2033	Mortgage Insurance required but MI Certificate is missing	Yes	Missing VA Loan Guaranty Cert.	(No Data)	(No Data)	(No Data)	Not Applicable	Complete
26827A45-3269-49E0-AA73-986556A8C2E5	XXXXXX	XXXXXX	XXXXXX	WA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	Compliance	RESPA	Satisfied	D	A	D	A	CMPRESPA855	RESPA - Missing HUD 1/1A Settlement Statement	No	Missing HUD	12/13/18 - HUD provided.	12/13/18 - Satisfied.	(No Data)	Not Applicable	Complete
6A104B29-3277-4A06-BE6C-FFC554EBC921	XXXXXX	XXXXXX	XXXXXX	NY	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	Federal Consumer Protection	Active	B	B	B	B	CMPFDCP314	TILA - Final TIL not dated, unable to confirm timely delivery	No	Final TIL not hand dated by the borrower. The date is typed.	(No Data)	(No Data)	(No Data)	Not Applicable	Complete
73F5A33B-638D-4309-864B-E985733A50A8	XXXXXX	XXXXXX	XXXXXX	WI	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	Right of Rescission	Active	B	B	B	B	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	No	Regulation Z designates the H9 rescission form as the form designed for same lender refinance transactions; for this loan the lender is using the H8 form. Regulation Z has language allowing the use of a substantially similar notice. Clayton's view has been that an H8 protects the lender and assignee to at least the same extent as an H9, but Clayton recognized that one could think that the mere existence of the H9 takes away the substantially similar notice argument. The majority of U.S. Circuit Courts that have opined on the issue have upheld the use of an H8 in a same-lender refinance; therefore, Clayton grades the use of an H8 form in a same-lender refinance as a level 2/B- Non Material exception in those Circuits that have not decided on this issue.	(No Data)	(No Data)	(No Data)	Not Applicable	Complete
4269C807-7106-48B1-A263-F0AADC3777B4	XXXXXX	XXXXXX	XXXXXX	VT	(No Data)	ATR/QM: Not Applicable	A	A	A	A																Complete
1A443129-E40E-4466-8D74-7AAF347295FB	XXXXXX	XXXXXX	XXXXXX	IN	(No Data)	ATR/QM: Not Applicable	C	B	C	B	Compliance	Finance Charge Tolerance	Active	C	B	C	B	CMPFINT106	Finance charge understated by more than $100 (Pmt Stream)	No	Finance charge understated $330. Itemization of Amount Financed not provided unable to reconcile.	(No Data)	Applicable Statute of Limitation has expired. Final grade B, non-material.	(No Data)	Not Applicable	Complete
1A443129-E40E-4466-8D74-7AAF347295FB	XXXXXX	XXXXXX	XXXXXX	IN	(No Data)	ATR/QM: Not Applicable	C	B	C	B	Compliance	Right of Rescission	Active	B	B	B	B	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	No	Lender used H8 ROR form for a lender to lender refinance. Regulation Z designates the H9 rescission form as the form designed for same lender refinance transactions; for this loan the lender is using the H8 form. Regulation Z has language allowing the use of a substantially similar notice. Clayton's view has been that an H8 protects the lender and assignee to at least the same extent as an H9, but Clayton recognized that one could think that the mere existence of the H9 takes away the substantially similar notice argument. The majority of U.S. Circuit Courts that have opined on the issue have upheld the use of an H8 in a same-lender refinance; therefore, Clayton grades the use of an H8 form in a same-lender refinance as a level B condition- Non Material exception.	(No Data)	Applicable Statute of Limitation has expired. Final grade B, non-material.	(No Data)	Not Applicable	Complete

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2024-RPL4
Start - End Dates:	8/2/2016 - 10/24/2018
Deal Loan Count:	8
Report Run Date:	6/14/2024 5:19 PM

Conditions Report 2.0

Loans in Report:	8
Loans with Conditions:	7

Redacted Loan ID	Loan Number	GS ID	Sample group	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade
1A443129-E40E-4466-8D74-7AAF347295FB	XXXXXX	XXXXXX	GSMBS 2024-RPL4	Pre-TRID	XXXXXX	XXXXXX	C	B	C	B
26827A45-3269-49E0-AA73-986556A8C2E5	XXXXXX	XXXXXX	GSMBS 2024-RPL4	Pre-TRID	XXXXXX	XXXXXX	D	A	D	A
27D74FA8-4915-4250-9C7F-3172C9CF1670	XXXXXX	XXXXXX	GSMBS 2024-RPL4	Pre-TRID	XXXXXX	XXXXXX	C	C	C	C
4269C807-7106-48B1-A263-F0AADC3777B4	XXXXXX	XXXXXX	GSMBS 2024-RPL4	Pre-TRID	XXXXXX	XXXXXX	A	A	A	A
5BE8BC64-BD56-478D-8BAA-854875F72084	XXXXXX	XXXXXX	GSMBS 2024-RPL4	Pre-TRID	XXXXXX	XXXXXX	B	B	B	B
6A104B29-3277-4A06-BE6C-FFC554EBC921	XXXXXX	XXXXXX	GSMBS 2024-RPL4	Pre-TRID	XXXXXX	XXXXXX	B	B	B	B
73F5A33B-638D-4309-864B-E985733A50A8	XXXXXX	XXXXXX	GSMBS 2024-RPL4	Pre-TRID	XXXXXX	XXXXXX	B	B	B	B
AC7351CE-F38C-4CF6-BD1D-895DAC03B4F2	XXXXXX	XXXXXX	GSMBS 2024-RPL4	Pre-TRID	XXXXXX	XXXXXX	B	B	B	B

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2024-RPL4
Start - End Dates:	8/2/2016 - 10/24/2018
Deal Loan Count:	8
Report Run Date:	6/14/2024 5:19 PM

Conditions Report 2.0

Loans in Report:	8
Loans with Conditions:	7

Redacted Loan ID	Loan Number	GS ID	TRID Indicator	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade	HUD 1 Status	Subject To Predatory Testing?
1A443129-E40E-4466-8D74-7AAF347295FB	XXXXXX	XXXXXX	Pre-TRID	C	B	C	B	Present	N/A
26827A45-3269-49E0-AA73-986556A8C2E5	XXXXXX	XXXXXX	Pre-TRID	D	A	D	A	Present	N/A
27D74FA8-4915-4250-9C7F-3172C9CF1670	XXXXXX	XXXXXX	Pre-TRID	C	C	C	C	Present	N/A
4269C807-7106-48B1-A263-F0AADC3777B4	XXXXXX	XXXXXX	Pre-TRID	A	A	A	A	Present	N/A
5BE8BC64-BD56-478D-8BAA-854875F72084	XXXXXX	XXXXXX	Pre-TRID	B	B	B	B	Present	N/A
6A104B29-3277-4A06-BE6C-FFC554EBC921	XXXXXX	XXXXXX	Pre-TRID	B	B	B	B	Present	N/A
73F5A33B-638D-4309-864B-E985733A50A8	XXXXXX	XXXXXX	Pre-TRID	B	B	B	B	Present	N/A
AC7351CE-F38C-4CF6-BD1D-895DAC03B4F2	XXXXXX	XXXXXX	Pre-TRID	B	B	B	B	Present	N/A